Provisions, contingencies and commitments - Disclosure of Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 159	€ 170
Non-current	104	45
Current	246	114
Acquisition of CCBPI	58
Additional provisions recognised	230	103
Unused amounts reversed	(10)	(20)
Utilised during the period	(88)	(94)
Translation	1	0
Ending balance	350	159
Non-current	104	45
Current	246	114
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	116	137
Non-current	59
Current	191
Acquisition of CCBPI	3
Additional provisions recognised	219	78
Unused amounts reversed	(9)	(10)
Utilised during the period	(80)	(89)
Translation	1	0
Ending balance	250	116
Non-current	59
Current	191
Decommissioning provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	15	24
Non-current	16
Current	0
Acquisition of CCBPI	0
Additional provisions recognised	1	1
Unused amounts reversed	0	(9)
Utilised during the period	0	(1)
Translation	0	0
Ending balance	16	15
Non-current	16
Current	0
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	28	9
Non-current	29
Current	55
Acquisition of CCBPI	55
Additional provisions recognised	10	24
Unused amounts reversed	(1)	(1)
Utilised during the period	(8)	(4)
Translation	0	0
Ending balance	84	€ 28
Non-current	29
Current	€ 55